Fair Value Measurements - Fair Value and Carrying Value of Financial Instruments (Details) - USD ($)		Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021
Assets
Debt securities			$ 44,762,000,000			$ 53,375,000,000
Equity securities	[1]		393,000,000			279,000,000
Mortgage loans			10,967,000,000			11,482,000,000
Policy loans	[1]		4,377,000,000			4,475,000,000
Freestanding derivative instruments	[1]		1,270,000,000			1,417,000,000
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock			146,000,000			125,000,000
Cash and cash equivalents			4,298,000,000			2,623,000,000
Reinsurance recoverable on market risk benefits		$ 29,046,000,000	29,046,000,000	[1]	$ 32,834,000,000	32,834,000,000	[1]	$ 35,116,000,000
Market risk benefit - (assets)		4,865,000,000	4,865,000,000	[1]	1,664,000,000	1,664,000,000	[1]	690,000,000
Separate account assets	[1]		195,906,000,000			248,949,000,000
Liabilities
Market risk benefit - liabilities		$ 5,662,000,000	5,662,000,000	[1]	$ 8,033,000,000	8,033,000,000	[1]	$ 10,690,000,000
Reserves for guaranteed investment contracts			1,128,000,000			894,000,000
Trust instruments supported by funding agreements			5,887,000,000			5,986,000,000
FHLB funding agreements			2,004,000,000			1,950,000,000
Funds withheld payable under reinsurance treaties	[1]		22,957,000,000			29,007,000,000
Long-term debt			2,635,000,000			2,649,000,000
Securities lending payable			36,000,000			17,000,000
Freestanding derivative instruments	[1]		2,065,000,000			41,000,000
Notes issued by consolidated variable interest entities, at fair value under fair value option	[1]		1,732,000,000			1,404,000,000
Repurchase agreements			1,012,000,000			1,572,000,000
Separate account liabilities	[1]		195,906,000,000			248,949,000,000
Carrying Value
Assets
Debt securities			44,762,000,000			53,375,000,000
Equity securities			393,000,000			279,000,000
Mortgage loans			11,549,000,000			11,482,000,000
Limited partnerships			3,212,000,000			2,831,000,000
Policy loans			4,377,000,000			4,475,000,000
Freestanding derivative instruments			1,270,000,000			1,417,000,000
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock			146,000,000			125,000,000
Cash and cash equivalents			4,298,000,000			2,623,000,000
Reinsurance recoverable on market risk benefits			221,000,000			383,000,000
Market risk benefit - (assets)			4,865,000,000			1,664,000,000
Separate account assets			195,906,000,000			248,949,000,000
Liabilities
Annuity reserves			37,357,000,000			37,763,000,000
Market risk benefit - liabilities			5,662,000,000			8,033,000,000
Reserves for guaranteed investment contracts			1,128,000,000			894,000,000
Trust instruments supported by funding agreements			5,887,000,000			5,986,000,000
FHLB funding agreements			2,004,000,000			1,950,000,000
Funds withheld payable under reinsurance treaties			22,957,000,000			29,007,000,000
Long-term debt			2,635,000,000			2,649,000,000
Securities lending payable			36,000,000			17,000,000
Freestanding derivative instruments			2,065,000,000			41,000,000
Notes issued by consolidated variable interest entities, at fair value under fair value option			1,732,000,000			1,404,000,000
Repurchase agreements			1,012,000,000			1,572,000,000
Separate account liabilities			195,906,000,000			248,949,000,000
Fair Value
Assets
Debt securities			44,762,000,000			53,375,000,000
Equity securities			393,000,000			279,000,000
Mortgage loans			10,841,000,000			11,910,000,000
Limited partnerships			3,212,000,000			2,831,000,000
Policy loans			4,377,000,000			4,475,000,000
Freestanding derivative instruments			1,270,000,000			1,417,000,000
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock			146,000,000			125,000,000
Cash and cash equivalents			4,298,000,000			2,623,000,000
Reinsurance recoverable on market risk benefits			221,000,000			383,000,000
Market risk benefit - (assets)			4,865,000,000			1,664,000,000
Separate account assets			195,906,000,000			248,949,000,000
Liabilities
Annuity reserves			32,377,000,000			46,085,000,000
Market risk benefit - liabilities			5,662,000,000			8,033,000,000
Reserves for guaranteed investment contracts			1,099,000,000			923,000,000
Trust instruments supported by funding agreements			5,760,000,000			6,175,000,000
FHLB funding agreements			2,104,000,000			1,938,000,000
Funds withheld payable under reinsurance treaties			22,957,000,000			29,007,000,000
Long-term debt			2,344,000,000			2,745,000,000
Securities lending payable			36,000,000			17,000,000
Freestanding derivative instruments			2,065,000,000			41,000,000
Notes issued by consolidated variable interest entities, at fair value under fair value option			1,732,000,000			1,404,000,000
Repurchase agreements			1,012,000,000			1,572,000,000
Separate account liabilities			$ 195,906,000,000			$ 248,949,000,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.